Other Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain from insurance claims	$ 875	$ 3,359
Payments for debt issue costs	$ 9,307
Settlement Storage And Transshipment Contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain from insurance claims		$ 2,726